Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions
23. Related Party Transactions
The following is a summary of the transactions that were carried out with related parties during 2024:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$14,480	$365,895
Purchase of cement	103,300	3,168
Management fee	14,463	4,217
Other	2,836	1,342
	$135,079	$374,622
The following is a summary of the transactions that were carried out with related parties during 2023:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$11,391	$342,857
Purchase of cement	107,122	6,281
Management fee	11,043	3,659
Other	2,621	1,527
	$132,177	$354,324
The following is a summary of the transactions that were carried out with related parties during 2022:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$17,550	$322,638
Purchase of cement	84,193	4,604
Management fee	9,555	3,283
Other	3,294	1,472
	$114,592	$331,997
Purchases of cement consist of cement imports from Group subsidiaries, primarily Titan Cement Company SA. Management fee consists of charges for Group centrally performed services, including IT, human resources, procurement and corporate engineering, Other related party charges consist of other charges incurred at the Group level for expenditures that benefit the Company and are cross-charged to the Company as incurred. Outstanding balances at the year-end related to purchases from related parties are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables.
23. Related Party Transactions (continued)
Dividends/Return of capital
On July 15 and 18, 2024, Titan Atlantic declared and paid dividends of $80,000 (€73,450 euro equivalent) and $5,069 (€4,635 euro equivalent), respectively, to Titan Cement Company S.A. and Columbus Properties BV.
On October 24, 2024, Titan Atlantic declared and on October 25, 2024 paid a return of capital of $51,591 (€47,819 euro equivalent) to TCI. On this same date Titan Atlantic capitalized into common stock, share premium of $51,591(€47,819 euro equivalent) resulting in $155 (€143 Euro equivalent) of Greek federal tax. The return of capital was funded through a combination of drawdowns on short-term third party and short-term and long-term related party credit facilities.
During 2023, Titan Atlantic declared a dividend to Titan Cement Company S.A. and Columbus Properties BV on October 19, 2023 of €32,000 ($33,786 equivalent) which was paid on October 20, 2023. During 2023, Titan Atlantic did not declare any returns of capital.
During 2022 Titan Atlantic did not declare any dividends or returns of capital.
Key Management Compensation
Key management compensation expense, which includes all payroll-related expenses for vice-president level positions and higher for the years ended December 31, 2024, 2023, and 2022 is as follows:

	2024	2023	2022
Salaries and related payroll taxes	$13,718	$11,518	$10,191
Short-term employee benefits	718	683	579
Retirement plan contributions	257	235	214
Long-term incentives, including share-based payments	3,131	2,577	1,947
Termination benefits	128	—	—
Other	96	291	155
Total key management compensation	$18,048	$15,304	$13,086
Number of key management employees at December 31	26	25	24
Restricted Stock Incentive Plan
Prior to 2020, TCI granted stock options under a Restricted Stock Incentive Plan to certain members of senior management and other employees of TCI and its subsidiaries, including the Company. Under this plan, participants were granted options, the exercise of which was subject to the financial results of TCI and the performance of its common share vs. a peer group. After completion of a three-year vesting period, the final vesting percentage for the options grant was determined by reference to:
• TCI’s average three-year Return on Average Capital compared to the target of the period (50% weighting); and
•The overall performance of TCI’s common share compared to the average overall performance of the shares of a pre-defined group of international cement producers (50% weighting).
The beneficiaries were entitled to exercise their stock option rights, either in whole or in part, within the first five working days of each month, paying the Company the required amounts until the expiration date of their stock options. The fair value of the options granted under the plan was determined using the Binomial Method and the Monte Carlo Simulation valuation model.
All stock options issued under the Restricted Stock Incentive Plan were vested and released prior to 2022. As a result, no expense amounts were recognized in 2024, 2023 or 2022.
23. Related Party Transactions (continued)
Movements in the number of share options outstanding for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Shares under option, January 1	—	43	206
Exercised	—	(34)	(20)
Expired/cancelled	—	(9)	(143)
Shares under option, December 31	—	—	43
Options exercisable, December 31	—	—	43
Long-Term Incentive Plan
TCI maintains a Long-Term Incentive Plan (LTIP) for certain employees of TCI and its subsidiaries, including the Company. Participants in the plan are awarded a conditional grant of TCI shadow shares at no consideration in April (or later) of each year. (see Note 1.14).
At each reporting date until vesting, the Company calculates a best estimate of the cumulative expense to be recognized in relation to each LTIP award at that date, being the product of:
• the fair value of the award at grant date;
• the number of awards that will vest (best estimate); and
• the expired portion of the vesting period.
The charge to the Consolidated Statements of Income for the period is the cumulative amount calculated above less the amounts already charged in previous periods. In the year of vesting, TCI charges the Company an amount equivalent to the fair market value of TCI shares made available to Company LTIP participants at the vesting date. The amount charged is recorded as a reduction to Stockholder’s Equity in the Consolidated Statement of Financial Position.
For the years ended December 31, 2024, 2023 and 2022, $3,841, $3,147 and $2,104 respectively, was recorded as general and administrative expense in the Consolidated Statements of Income related to LTIP awards.
During 2024, TCI recharged the Company $5,891, an amount equivalent to the fair market value of shares made available to Company LTIP participants following the March 2024 conclusion of the vesting period. Of the $5,891 paid by the Company to TCI, $3,061 (representing an amount equal to the expense recognized during the vesting periods) was included within cash flows from operating activities in the Consolidated Statement of Cash Flows. The remaining, $2,830 (representing the excess over the expense recognized during the vesting periods) was treated as a distribution from the Company to TCI and was included in cash flows from financing activities in the Consolidated Statement of Cash Flows.
During 2023, TCI recharged the Company $1,762, an amount equivalent to the fair market value of shares made available to Company LTIP participants following the March 2023 conclusion of the vesting period. Of the $1,762 paid by the Company to TCI, $1,333 (representing an amount equal to the expense recognized during the vesting periods) was included within cash flows from operating activities in the Consolidated Statement of Cash Flows. The remaining $429 (representing the excess over the expense recognized during the vesting periods) was treated as a distribution from the Company to TCI and was included in cash flows from financing activities in the Consolidated Statement of Cash Flows.
There was no recharge from TCI for the LTIP in 2022.
23. Related Party Transactions (continued)
Movements in the number of shadow shares outstanding for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Shadow shares outstanding, January 1	784	653	423
Granted	179	260	249
Vested and distributed	(202)	(113)	—
Cancelled	(23)	(16)	(19)
Shadow shares outstanding, December 31	738	784	653

Fair value of awards granted in year (€ per share)	€29.10	€14.64	€11.90
Fair value of awards granted in year ($ per share)	$31.15	$16.08	$12.39

The fair value of the award represents the closing price of TCI shares in Euronext Brussels on the date of grant.
The stock price of TCI’s common share was €40.20 ($41.87) at December 31, 2024, €21.25 ($23.48) at December 31, 2023, and €12.00 ($12.80) at December 31, 2022.